Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Pension and other post-retirement benefits
Pension and other post-employment benefits
The Company provides defined contribution pension plans to substantially all of its employees. The Company’s contributions for 2019 were $8,798 (2018 - $8,446).
In conjunction with the utility acquisitions, the Company assumes defined benefit pension, supplemental executive retirement plans and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans of the electricity and gas utilities are non-contributory defined pension plans covering substantially all employees of the acquired businesses. Benefits are based on each employee’s years of service and compensation. The Company also provides a defined benefit cash balance pension plan covering substantially all its new employees and current employees at its water utilities, under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2019	2018	2019	2018
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$484,707	$531,694	$168,325	$176,975
Projected benefit obligation assumed from business combination	20,196	—	11,646	—
Modifications to plans	(7,705)	—	—	—
Service cost	12,351	15,481	4,587	5,791
Interest cost	20,222	19,077	7,575	6,727
Actuarial (gain) loss	65,443	(29,986)	33,605	(14,800)
Contributions from retirees	—	—	1,913	1,878
Gain on curtailment	—	(1,875)	—	—
Medicare Part D	—	—	414	42
Benefits paid	(30,244)	(49,684)	(8,848)	(8,288)
Projected benefit obligation, end of year	$564,970	$484,707	$219,217	$168,325
Change in plan assets
Fair value of plan assets, beginning of year	339,099	403,945	115,542	130,487
Plan assets acquired in business combination	8,004	—	15,688	—
Actual return on plan assets	68,025	(36,987)	25,464	(10,603)
Employer contributions	22,190	21,825	8,628	2,026
Medicare Part D subsidy receipts	—	—	414	42
Benefits paid	(30,244)	(49,684)	(6,863)	(6,410)
Fair value of plan assets, end of year	$407,074	$339,099	$158,873	$115,542
Unfunded status	$(157,896)	$(145,608)	$(60,344)	$(52,783)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	—	—	8,437	3,161
Current liabilities	(1,415)	(873)	(1,168)	(850)
Non-current liabilities	(156,481)	(144,735)	(67,613)	(55,094)
Net amount recognized	$(157,896)	$(145,608)	$(60,344)	$(52,783)

The accumulated benefit obligation for the pension plans was $526,517 and $439,458 as of December 31, 2019 and 2018, respectively.

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation (continued)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2019	2018	2019	2018
Accumulated benefit obligation	$504,403	$439,458	$202,422	$163,375
Fair value of plan assets	$407,074	$339,099	$133,711	$107,430

Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2019	2018	2019	2018
Projected benefit obligation	$564,971	$476,791	$202,422	$163,375
Fair value of plan assets	$407,074	$339,099	$133,711	$107,430

In 2019, the Company merged the Empire pension plan into the Company's cash balance plan and defined benefit plans, and changed benefits for certain Empire participants. The total impact of these plan amendments resulted in a decrease to the projected benefit obligation of $7,798, which is recorded as a prior service credit in OCI.
In 2018, the Company permanently froze the accrual of benefits for participants in the Park Water System's existing pension plan. Subsequent to the effective date, these employees began accruing benefits under the Company’s cash balance plan. The plan amendments resulted in a decrease to the projected benefit obligation of $1,875, which is recorded as a prior service credit in OCI.

(b)	Pension and post-employment actuarial changes

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2018	$25,128	$(4,995)	$(3,182)	$(470)
Additions to AOCI	34,916	(1,875)	3,254	—
Amortization in current period	(1,074)	649	272	262
Loss on plan settlements	$(2,547)	$—	$—	$—
Reclassification to regulatory accounts (note 7(b))	(22,166)	—	(14,232)	—
Balance, December 31, 2018	$34,257	$(6,221)	$(13,888)	$(208)
AOCI from business acquisition	—	(285)	—	—
Additions to AOCI	17,905	(7,705)	14,871	—
Amortization in current period	(3,530)	784	409	208
Reclassification to regulatory accounts (note 7(b))	(10,122)	7,247	(10,538)	—
Balance, December 31, 2019	$38,510	$(6,180)	$(9,146)	$—

The movements in AOCI for Empire's and St. Lawrence Gas' pension and OPEB plans are reclassified to regulatory accounts since it is probable the unfunded amount of these plans will be afforded rate recovery (note 7(b)).

10.	Pension and other post-employment benefits (continued)

(c)	Assumptions
Weighted average assumptions used to determine net benefit obligation for 2019 and 2018 were as follows:

	Pension benefits		OPEB
	2019	2018	2019	2018
Discount rate	3.19%	4.19%	3.29%	4.26%
Interest crediting rate (for cash balance plans)	4.48%	4.43%	N/A	N/A
Rate of compensation increase	4.00%	4.00%	N/A	N/A
Health care cost trend rate
Before age 65			6.125%	6.25%
Age 65 and after			6.125%	6.25%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2031

The mortality assumption for December 31, 2019 was updated to Pri-2012 mortality table and to the projected generationally scale MP-2019, adjusted to reflect the ultimate improvement rates in the 2019 Social Security Administration intermediate assumptions.
In selecting an assumed discount rate, the Company uses a modeling process that involves selecting a portfolio of high-quality corporate debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modeling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
Weighted average assumptions used to determine net benefit cost for 2019 and 2018 were as follows:

	Pension benefits		OPEB
	2019	2018	2019	2018
Discount rate	4.19%	3.57%	4.25%	3.60%
Expected return on assets	6.87%	7.13%	6.51%	6.52%
Rate of compensation increase	4.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.25%
Age 65 and after			6.25%	6.25%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2024

10.	Pension and other post-employment benefits (continued)

(d)	Benefit costs
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of other net losses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2019	2018	2019	2018
Service cost	$12,351	$15,481	$4,587	$5,791
Non-service costs
Interest cost	20,222	19,077	7,575	6,727
Expected return on plan assets	(20,485)	(27,820)	(6,725)	(7,451)
Amortization of net actuarial loss (gain)	3,530	1,074	(409)	(272)
Amortization of prior service credits	(784)	(649)	(208)	(262)
Amortization of regulatory assets/liabilities	12,082	10,584	2,534	3,982
	$14,565	$2,266	$2,767	$2,724
Net benefit cost	$26,916	$17,747	$7,354	$8,515

(e)	Plan assets
The Company’s investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	68%	50% - 78%
Debt securities	32%	22% - 50%
	100%
The fair values of investments as of December 31, 2019, by asset category, are as follows:

Asset class	Level 1	Percentage
Equity securities	$414,985	73%
Debt securities	141,229	25%
Other	9,732	2%
	$565,946	100%

As of December 31, 2019, the funds do not hold any material investments in APUC.

(f)	Cash flows
The Company expects to contribute $24,140 to its pension plans and $5,736 to its post-employment benefit plans in 2020.
The expected benefit payments over the next ten years are as follows:

	2020	2021	2022	2023	2024	2025—2029
Pension plan	$34,461	$34,385	$35,383	$36,897	$37,848	$192,648
OPEB	7,469	7,867	8,379	8,903	9,361	52,864